                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00734
                                   ---------------------------------------------

                             Van Kampen Harbor Fund
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                    10020
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   (Address of principal executive offices)                      (Zip code)

                                Amy Doberman Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:    12/31
                            --------------------

Date of reporting period:   7/1/05-6/30/06
                            --------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-00734
Reporting Period: 07/01/2005 - 06/30/2006
Van Kampen Harbor Fund









============================ VAN KAMPEN HARBOR FUND ============================


HUNTSMAN CORP

Ticker:       HUN            Security ID:  447011206
Meeting Date: MAY 4, 2006    Meeting Type: Annual
Record Date:  MAR 16, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Peter R. Huntsman          For       For        Management
1.2   Elect Director Wayne A. Reaud             For       Withhold   Management
1.3   Elect Director Alvin V. Shoemaker         For       For        Management
2     Ratify Auditors                           For       For        Management


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SOLECTRON CORP.

Ticker:       SLR            Security ID:  834182107
Meeting Date: JAN 12, 2006   Meeting Type: Annual
Record Date:  NOV 18, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William A. Hasler          For       Withhold   Management
1.2   Elect Director Michael R. Cannon          For       For        Management
1.3   Elect Director Richard A. D'Amore         For       For        Management
1.4   Elect Director H. Paulett Eberhart        For       For        Management
1.5   Elect Director Heinz Fridrich             For       For        Management
1.6   Elect Director William R. Graber          For       For        Management
1.7   Elect Director Dr. Paul R. Low            For       For        Management
1.8   Elect Director C. Wesley M. Scott         For       For        Management
1.9   Elect Director Cyril Yansouni             For       For        Management
2     Approve Reverse Stock Split               For       For        Management
3     Ratify Auditors                           For       For        Management


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WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 18, 2006   Meeting Type: Annual
Record Date:  MAR 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Irl F. Engelhardt          For       For        Management
1.2   Elect Director William R. Granberry       For       For        Management
1.3   Elect Director William E. Green           For       For        Management
1.4   Elect Director W.R. Howell                For       For        Management
1.5   Elect Director George A. Lorch            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   Against    Shareholder
      of Directors

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Harbor Fund
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By  (Signature and Title)                     /s/ Ronald E. Robison
                               -------------------------------------------------
                                                Ronald E. Robison

                                  President and Principal Executive Officer
                               -------------------------------------------------

Date  August 28, 2006
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